SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 004	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Determination Letter, Date	Aug. 24, 2022